Schedule of investments
Delaware Opportunity Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.38%
Basic Industry — 9.22%
Alcoa	96,400	$ 5,743,512
Axalta Coating Systems †	133,000	4,404,960
Berry Global Group †	131,500	9,702,070
Celanese	45,500	7,646,730
Crown Holdings	63,500	7,024,370
Graphic Packaging Holding	372,400	7,261,800
Huntsman	366,900	12,797,472
Louisiana-Pacific	79,100	6,197,485
Newmont	63,000	3,907,260
		64,685,659
Business Services — 1.33%
Brink's	82,800	5,429,196
ManpowerGroup	40,300	3,922,399
		9,351,595
Capital Spending — 10.66%
AECOM	133,700	10,341,695
AMETEK	31,100	4,572,944
Gates Industrial †	287,900	4,580,489
ITT	117,800	12,037,982
KBR	268,400	12,781,208
Oshkosh	63,200	7,123,272
Quanta Services	110,400	12,658,464
Regal Rexnord	28,300	4,816,094
United Rentals †	17,600	5,848,304
		74,760,452
Consumer Cyclical — 5.30%
Aptiv †	44,400	7,323,780
DR Horton	113,000	12,254,850
Johnson Controls International	101,600	8,261,096
Stanley Black & Decker	49,500	9,336,690
		37,176,416
Consumer Services — 9.03%
AutoZone †	5,200	10,901,228
Cable One	2,400	4,232,280
Darden Restaurants	35,600	5,362,784
Dollar Tree †	44,500	6,253,140
Hasbro	48,300	4,915,974
Marriott International Class A †	63,100	10,426,644
Nexstar Media Group Class A	28,500	4,302,930
Polaris	44,000	4,836,040
PVH	24,800	2,644,920
Ross Stores	50,300	5,748,284
VF	51,000	3,734,220
		63,358,444
Consumer Staples — 2.82%
Campbell Soup	54,800	2,381,608
Conagra Brands	123,900	4,231,185
Kellogg	65,500	4,219,510
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Tyson Foods Class A	54,700	$ 4,767,652
US Foods Holding †	120,300	4,190,049
		19,790,004
Energy — 4.97%
Cabot Oil & Gas	297,000	5,643,000
Hess	185,700	13,747,371
Marathon Oil	686,500	11,272,330
Valero Energy	55,900	4,198,649
		34,861,350
Financial Services — 19.96%
Affiliated Managers Group	41,100	6,761,361
Allstate	75,400	8,870,810
Assurant	44,300	6,904,598
East West Bancorp	208,300	16,389,044
Globe Life	61,200	5,735,664
Hancock Whitney	156,865	7,846,387
Hartford Financial Services Group	163,200	11,267,328
KeyCorp	493,400	11,412,342
Raymond James Financial	147,050	14,763,820
Reinsurance Group of America	73,200	8,014,668
Signature Bank	24,600	7,957,362
State Street	73,600	6,844,800
Synchrony Financial	262,600	12,182,014
Synovus Financial	157,900	7,558,673
Western Alliance Bancorp	69,900	7,524,735
		140,033,606
Healthcare — 5.91%
AmerisourceBergen	51,700	6,870,413
Quest Diagnostics	55,900	9,671,259
Service Corp. International	69,500	4,933,805
STERIS	30,200	7,350,982
Syneos Health †	57,300	5,883,564
Zimmer Biomet Holdings	52,900	6,720,416
		41,430,439
Real Estate Investment Trusts — 7.76%
Apartment Income REIT	126,429	6,911,874
Brandywine Realty Trust	364,200	4,887,564
Host Hotels & Resorts †	254,600	4,427,494
Kimco Realty	319,700	7,880,605
Life Storage	51,550	7,896,429
MGM Growth Properties Class A	191,700	7,830,945
Outfront Media	234,400	6,286,608
Spirit Realty Capital	173,200	8,346,508
		54,468,027
NQ-Q5V [12/21] 2/22 (2025802)    1

Schedule of investments
Delaware Opportunity Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Technology — 14.06%
Agilent Technologies	70,800	$ 11,303,220
Avnet	134,300	5,537,189
Ciena †	103,100	7,935,607
Fiserv †	27,500	2,854,225
Flex †	424,200	7,775,586
Keysight Technologies †	54,800	11,316,748
ON Semiconductor †	143,700	9,760,104
Qorvo †	53,600	8,382,504
Synopsys †	39,600	14,592,600
Teradyne	100,300	16,402,058
Western Digital †	42,700	2,784,467
		98,644,308
Transportation — 2.41%
JB Hunt Transport Services	28,200	5,764,080
Kirby †	71,100	4,224,762
Southwest Airlines †	161,000	6,897,240
		16,886,082
Utilities — 5.95%
CMS Energy	116,800	7,597,840
Edison International	77,700	5,303,025
MDU Resources Group	147,000	4,533,480
NRG Energy	155,300	6,690,324
Public Service Enterprise Group	136,000	9,075,280
WEC Energy Group	48,400	4,698,188
Xcel Energy	57,300	3,879,210
		41,777,347
Total Common Stock (cost $474,001,076)		697,223,729

Short-Term Investments — 0.69%
Money Market Mutual Funds — 0.69%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,205,486	1,205,486
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,205,488	$ 1,205,488
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,205,488	1,205,488
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,205,488	1,205,488
Total Short-Term Investments (cost $4,821,950)		4,821,950

Total Value of Securities—100.07% (cost $478,823,026)		702,045,679
Liabilities Net of Receivables and Other Assets—(0.07%)		(459,796)
Net Assets Applicable to 19,865,301 Shares Outstanding—100.00%		$701,585,883
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust

2    NQ-Q5V [12/21] 2/22 (2025802)